Consolidated statement of cash flows - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income/(loss)	€ 2,212,000,000	€ 1,138,000,000	€ (532,000,000)
Adjustments to reconcile net income/(loss) to net cash flows
Depreciation of property and equipment and lease right-of-use assets	79,000,000	85,000,000	110,000,000
Amortization of intangible assets	23,000,000	36,000,000	48,000,000
Impairment charges on real estate assets	8,000,000	43,000,000	123,000,000
Write-off of content assets	0	0	29,000,000
Share-based compensation expense	247,000,000	267,000,000	321,000,000
Finance income	(292,000,000)	(328,000,000)	(161,000,000)
Finance costs	266,000,000	352,000,000	220,000,000
Income tax expense	12,000,000	203,000,000	27,000,000
Other	10,000,000	2,000,000	1,000,000
Changes in working capital:
(Increase)/decrease in trade receivables and other assets	(115,000,000)	145,000,000	(145,000,000)
Increase in trade and other liabilities	281,000,000	183,000,000	501,000,000
Increase in deferred revenue	60,000,000	45,000,000	113,000,000
Increase/(decrease) in provisions	22,000,000	3,000,000	(5,000,000)
Interest paid	(36,000,000)	(36,000,000)	(38,000,000)
Interest received	242,000,000	216,000,000	111,000,000
Income tax paid	(86,000,000)	(53,000,000)	(43,000,000)
Net cash flows from operating activities	2,933,000,000	2,301,000,000	680,000,000
Investing activities
Business combinations, net of cash acquired	(9,000,000)	0	0
Payment of deferred consideration pertaining to business combinations	(9,000,000)	(10,000,000)	(7,000,000)
Purchases of property and equipment	(61,000,000)	(17,000,000)	(6,000,000)
Purchases of short term investments	(19,271,000,000)	(7,275,000,000)	(1,590,000,000)
Sales and maturities of short term investments	17,545,000,000	5,804,000,000	1,379,000,000
Change in restricted cash	2,000,000	1,000,000	4,000,000
Dividends received	23,000,000	19,000,000	0
Other	(5,000,000)	(8,000,000)	3,000,000
Net cash flows used in investing activities	(1,785,000,000)	(1,486,000,000)	(217,000,000)
Financing activities
Payments of lease liabilities	(73,000,000)	(69,000,000)	(66,000,000)
Lease incentives received	0	0	2,000,000
Repurchases of ordinary shares	(439,000,000)	0	0
Proceeds from exercise of stock options	372,000,000	933,000,000	366,000,000
Payments for employee taxes withheld from restricted stock unit releases	(241,000,000)	(135,000,000)	(68,000,000)
Net cash flows (used in)/from financing activities	(381,000,000)	729,000,000	234,000,000
Net increase in cash and cash equivalents	767,000,000	1,544,000,000	697,000,000
Cash and cash equivalents at January 1	4,781,000,000	3,114,000,000	2,483,000,000
Net foreign exchange (losses)/gains on cash and cash equivalents	(290,000,000)	123,000,000	(66,000,000)
Cash and cash equivalents at December 31	5,258,000,000	4,781,000,000	3,114,000,000
Non-cash investing and financing activities
Recognition of lease right-of-use asset in exchange for lease liabilities	85,000,000	25,000,000	22,000,000
Real estate assets disposed of in exchange for finance lease receivables	9,000,000	62,000,000	0
Issuance of ordinary shares upon net settlement of warrants	€ 0	€ 36,000,000	€ 0